RETIREMENT PLANS (Details) (USD $)	12 Months Ended
	Apr. 30, 2013	Apr. 30, 2012	Apr. 30, 2011
RETIREMENT PLANS [Abstract]
Age threshold for 401 (k) plan	21
Requisite service period to participate in contribution plan	P6M
Hours worked per calendar year established as threshold for 401(k) plan (in hours)	1,000
Maximum contribution each employee towards profit sharing plan (in hundredths)	3.50%
Maximum contribution each employee, towards 401(k) plan (in hundredths)	4.00%
Total contribution percentage in profit sharing and 401(k) plan (in hundredths)	7.50%
Employer contribution towards profit sharing plan and 401(K) plan	$ 912,000	$ 871,000	$ 598,000